Dec. 31, 2023
T. Rowe Price U.S. Equity Research ETF
Supplement to Prospectus and Summary Prospectus dated May 1, 2024, revised to July 10, 2024

The fund currently has the following investment policy:

The fund normally invests at least 80% of its net assets in U.S. equity securities (or futures that have similar economic characteristics).

Effective March 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities.